Ordinary Shares and Structure Section (Tables)	12 Months Ended
Sep. 30, 2025
Ordinary Shares and Structure Section [Abstract]
Schedule of Fair Value of Warrants	The fair value of the Series A Warrants and Series B Warrants on the issuance date, June 26, 2025, was determined utilizing the Black Scholes pricing model, using the following inputs and assumptions:
	Series A Warrants	Series B Warrants
No. of warrants	21,739,130	21,739,130
Risk-free rate	3.96%	3.96%
Estimated volatility rate	70%	70%
Dividend yield rate	-%	-%
Spot price of underlying ordinary shares	0.18	0.18
Initial exercise price	0.69	1.173
Expire date	June 30, 2026	June 30, 2026
Term (in years)	1.01 years	1.01 years

Schedule of Fair Value of Offering

The Company applied the residual value method to allocate the gross proceeds ($15 million) from the 2025-06 Offering as below:

	Ordinary share	Series A Warrants	Series B Warrants
Gross proceeds of the 2025-06 Offering	$15,000,000	$-	$-